Property And Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
5. PROPERTY AND EQUIPMENT, NET
Property and equipment, net as of December 31, 2021 and 2020, are composed of the following (in thousands):

	2021	2020
Computer equipment and acquired computer software	$840	$364
Machinery, equipment, furniture and fixtures	5,497	2,974
Leasehold improvements	827	736
Quantum computing systems	15,151	9,617

Gross property and equipment	22,315	13,691
Less: accumulated depreciation	(3,445)	(1,703)

Net property and equipment	$18,870	$11,988

Depreciation expense for the years ended December 31, 2021 and 2020 was $1.7 million and $1.1 million, respectively.